LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 05, 2017	Dec. 04, 2017	Dec. 31, 2016
Long-term debt
Principal amount	$ 1,745.7
Letters of credit and surety bonds	1,732.6			$ 1,733.2
EDC
Long-term debt
Maximum borrowing		$ 300.0	$ 250.0
Loan amount utilized	215.2			215.1
Letters of credit and surety bonds	$ 230.2			117.7
EDC | Minimum
Long-term debt
Borrowing fees	0.95%
EDC | Maximum
Long-term debt
Borrowing fees	1.00%
Surety bonds
Long-term debt
Principal amount	$ 254.7			$ 216.7